Per share amounts - Disclosure of Detailed Information about Net Loss Basic and Diluted (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net loss - basic and diluted	CAD (84)	CAD (696)